CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net (loss) income	$ (8,083)	$ (10,959)	$ (29,740)	$ (345,356)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	282
Accounts receivable	8,525
Prepaid expenses and other current assets
Accounts payable	12,468
Accrued expenses and other payables	13,465
Taxes payable	(238)
Stock-based compensation				300,000
Net cash used in operating activities	26,419	(10,959)	(29,740)	(45,356)
Cash flows from investing activities:
Net cash provided by used in investing activities
Cash flows from financing activities:
Notes payable related parties-net		10,959	29,740	45,356
Net cash (used in) provided by financing activities		10,959	29,740	45,356
Effect of exchange rate changes on cash, cash equivalents	(1,256)
Net increase in cash, cash equivalents	25,163
Cash, cash equivalents at beginning of the quarter
Cash, cash equivalents at end of the quarter	25,163
Non-cash investing and financing activities:
Common stock issued to acquire NHIL	$ 10,000